General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of general and administrative expenses [Abstract]
Schedule of Composition of General and Administrative Expenses
	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Salaries and related expenses	114	123	124
Depreciation and amortization	143	118	110
Rent and maintenance	59	55	51
Data processing and professional services	51	39	36
Allowance for doubtful accounts	32	33	46
Other	66	52	59
	465	420	426